Income from Assets Held for Investment, net (Details Narrative) - USD ($)	1 Months Ended						2 Months Ended	12 Months Ended
	Aug. 31, 2013	Aug. 31, 2013	Mar. 31, 2013	Sep. 30, 2012	Jul. 31, 2012	Aug. 31, 2011	Apr. 30, 2012	Jul. 31, 2014	Jul. 31, 2013	Jul. 31, 2012	Jul. 30, 2012
Notes to Financial Statements
Gross proceeds from sale of real estate	$ 883,780	$ 883,780	$ 256,835	$ 1,579,189	$ 342,862	$ 1,669,115	$ 2,865,682	$ 7,847	$ 221,399	$ 384,299
Property, net book value	694,911	694,911	169,566	585,064		1,029,435	1,783,932	0	640,772		$ 107,203
Gain on sale of real estate	188,869	188,869	87,682	994,125	$ 235,659	639,680	1,081,750
Partial discharge of mortgage	606,806	606,806	216,810
Legal fees, interest, penalties from sale of real estate, approximation	73,628	73,628	13,000
Net proceeds from sale of real estate	$ 203,346	$ 203,346	$ 27,025	$ 1,028,780		$ 1,009,827	$ 2,190,952	$ 188,869	$ 1,081,807	$ 1,957,089